FINANCE LEASE OBLIGATIONS AND OTHERS (Narrative) (Details)			1 Months Ended		12 Months Ended
	Nov. 07, 2016 CNY (¥)	Nov. 07, 2016 USD ($)	Jul. 31, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	May 30, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)
Sale Leaseback Transaction, Loss Reconized			¥ 215,400,000	¥ 51,100,000	¥ 2,000,000
Payment for Debt Extinguishment or Debt Prepayment Cost					1,400,000
Receivables Related To Sales Leaseback Transaction			600,000,000	150,000,000	50,000,000
Property, Plant and Equipment, Net			815,400,000		8,275,899,684		¥ 6,680,187,156		$ 1,203,679,686
Sale Leaseback Transaction, Quarterly Rental Payments			¥ 600,000		1.0
Operating Lease, Residual Value of Leased Asset										¥ 72,000,000	¥ 74,900,000
Sale Leaseback Transaction, Amortization Of Deferred loss					36,638,880	$ 5,328,904	¥ 14,714,339	¥ 0
Zhejiang Jinko Financial Leasing [Member]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	¥ 183,000,000	$ 26,400,000			13,100,000	$ 2,000,000
Gain (Loss) on Disposition of Business	¥ 15,200,000	$ 2,200,000
Business Combination, Contingent Consideration, Liability, Current					¥ 169,900,000				$ 24,700,000
Leased Machinery And Equipment [Member]
Property, Plant and Equipment, Net				¥ 201,100,000